Schedule of Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	$ 2,303,338	$ 2,258,391
Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	2,083,446	2,074,185
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	15,977	20,597
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	11,465	17,088
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	3,380	3,204
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	38,949	44,009
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	117,535	67,884
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	32,586	31,424
Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	6,906,771	6,503,721	$ 6,563,206
Gross [Member] | Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	6,334,462	5,968,316	6,025,767
Gross [Member] | Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	96,454	103,181	105,024
Gross [Member] | Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	175,409	178,717	181,004
Gross [Member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	36,002	34,680	35,350
Gross [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	114,323	119,519	122,278
Gross [Member] | Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	117,535	67,884	60,572
Gross [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	32,586	31,424	33,211
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(4,603,433)	(4,245,330)	(4,090,523)
Accumulated Depreciation [Member] | Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(4,251,016)	(3,894,131)	(3,755,973)
Accumulated Depreciation [Member] | Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(80,477)	(82,584)	(77,665)
Accumulated Depreciation [Member] | Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(163,944)	(161,629)	(153,686)
Accumulated Depreciation [Member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(32,622)	(31,476)	(30,372)
Accumulated Depreciation [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	$ (75,374)	$ (75,510)	$ (72,827)